UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): January 24, 2024

BHG Securitization Funding LLC1

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001816839

Daniel McSherry, Phone: 315-671-4107

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]

BHG Securitization Funding LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period, including asset-backed securities privately issued by an affiliated entity.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BHG SECURITIZATION FUNDING LLC (Securitizer)

By:	/s/ Daniel McSherry
Name: Daniel McSherry
Title: Treasurer

Date: January 24, 2024